Provisions - Narrative (Details) € in Millions, £ in Millions, zł in Millions							1 Months Ended		5 Months Ended	12 Months Ended						19 Months Ended
	Feb. 06, 2023 EUR (€)	Jun. 29, 2022 magistrate	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	Jul. 08, 2021 EUR (€) people	Dec. 31, 2020 EUR (€) people	Dec. 31, 2019 EUR (€) annuities employees	May 16, 2021 EUR (€)	Dec. 31, 2022 EUR (€) people entity	Dec. 31, 2022 PLN (zł) people	Dec. 31, 2021 EUR (€) people	Dec. 31, 2020 EUR (€) people	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2022 EUR (€) entity	Dec. 31, 2022 GBP (£) entity	Dec. 31, 2022 PLN (zł) entity	Oct. 21, 2022 EUR (€)	Oct. 21, 2022 GBP (£)	Jun. 01, 2022 judgement appeal	Mar. 05, 2021 EUR (€)	Mar. 05, 2021 GBP (£)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Number of estimate beneficiaries exercising voluntary option of substitution of life annuity for lump sum payment | people							3,572					3,915
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers							€ 688.0			€ 92.0		€ 139.0	€ 84.0
Number of employees accepted the pre-retirement and voluntary redundancy offers | people						1,468				446	446		443
Number of maximum equal annuities | annuities								5
Number of beneficiaries exercising voluntary option of substitution of life annuity for lump sum payment | employees								15,613
Benefits paid in lump sum settlement								€ 1,551.0
Reduction in post employment liability								362.0
Payments in respect of settlements										€ 179.0		0.0	€ 0.0
Contributions to defined contribution pension funds										296.0		286.0	283.0
Actuarial gains and losses on defined benefit pension plans										(56.0)		1,567.0	(25.0)
Provisions							10,852.0	13,987.0		€ 8,149.0		9,583.0	10,852.0			€ 8,149.0
Number of pilot cases | appeal																					5
Number of judgements rendered on pilot cases appealed | judgement																					4
2018 variable remuneration
Disclosure of other provisions [line items]
Long-term metric achievement percentage										33.30%	33.30%
Banco Popular Espanol, S.A.
Disclosure of other provisions [line items]
Expected cost																								€ 680.0
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																								€ 535.0
Reimbursement liability from standstill agreement termination
Disclosure of other provisions [line items]
Provisions																			€ 755.5	£ 670		€ 717.2	£ 636
Amount of entities involved in legal dispute | entity										2						2	2	2
Legal case to request court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity										€ 66.0
Arbitration matter, amount claimed by counterparty										€ 57.0
Arbitration matter, amount to be received					€ 66.0
Arbitration matter, amount of interest to be received					€ 11.0
"Planos Econmicos"
Disclosure of other provisions [line items]
Period of suspension of economic plan process										5 years	5 years
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
Losses on litigation settlements			€ 51.4	€ 67.8
Provisions										€ 35.5						€ 35.5
Compensation sought in litigation claim									€ 112.0							61.9
Individual plaintiff, CEO functions | 2018 variable remuneration
Disclosure of other provisions [line items]
Long-term metric achievement percentage										33.30%	33.30%
Individual plaintiff, CEO functions | Commencement of major litigation
Disclosure of other provisions [line items]
Decrease in losses on litigation settlements	€ 8.0
Floor clauses
Disclosure of other provisions [line items]
Provisions										€ 60.1						60.1
Banco Popular's acquisition
Disclosure of other provisions [line items]
Number of judgements rendered on pilot cases | judgement																					5
Breach Of Marketing Alliance Agreement
Disclosure of other provisions [line items]
Compensation sought in litigation claim										1,050.0
Santander UK plc
Disclosure of other provisions [line items]
Losses on litigation settlements										127.0
Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | Legal case relating to questionable deduction of loan losses in income tax returns
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | Legal case related to Brazilian tax authorities not admitting compensation with credits derived from other tax concepts
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A.
Disclosure of other provisions [line items]
Legal proceedings provision, probable loss fully provisioned										691.0						691.0
Legal proceedings provision, possible loss, contingent liabilities										4,977.0						4,977.0
Banco Santander (Brasil) S.A. | Legal case appeal relating to tax treatment applied to sales of shares
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A. | Legal case relating to deduction of expenses in income tax
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A. | Legal case related to tax deductibility of amortization of goodwill arising on acquisition | Banco Comercial e de Investimento Sudameris S.A
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A. | Legal case related to tax deductibility of amortization of goodwill arising on acquisition | Getnet Tecnologia Proces S.A.
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A. | Legal case related to infringement notices initiated by tax authorities regarding the offsetting of tax losses
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A. | Legal case related to withholding income tax on payments derived from technology services
Disclosure of other provisions [line items]
Provisions										0.0						0.0
Banco Santander (Brasil) S.A. | "Planos Econmicos"
Disclosure of other provisions [line items]
Provisions										220.0						220.0
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF										1,791.8						1,791.8		zł 8,393.7
Santander Bank Polska and Santander Consumer Bank Poland | Conversion of active loans from swiss francs to PLN loans
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount										759.4						759.4		3,557.3
Mortgage loans, adjustment to gross carrying amount										669.5						669.5		3,136.3
Increase in adjustment to gross carrying amount, mortgage loans										274.0	zł 1,283.3
Increase through other costs associated										46.6	218.1
URO Property Holdings SOCIMI SA | Financing Terms, Bonds Issue
Disclosure of other provisions [line items]
Maximum loss										250.0
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México | Inheritance Trust
Disclosure of other provisions [line items]
Amount of sons involved in testamentary trust | child															4
Amount of shares to be transferred by trustee (in shares) | shares														36,700,000
Number of magistrates | magistrate		3
Number of magistrates requested to be withdrawed | magistrate		2
Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions							3,976.0	6,358.0		2,392.0		3,185.0	3,976.0			2,392.0
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions							1,751.0	€ 1,382.0		950.0		1,242.0	1,751.0			950.0
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Provisions							1,163.0			1,094.0		1,104.0	1,163.0			1,094.0
Regulatory framework-related provisions
Disclosure of other provisions [line items]
Provisions							€ 69.0			19.0		36.0	69.0			19.0
Provision for PPI | Santander UK plc
Disclosure of other provisions [line items]
Provisions | £																	£ 0
Active loans, under IAS 37 | Santander Bank Polska and Santander Consumer Bank Poland | Conversion of active loans from swiss francs to PLN loans
Disclosure of other provisions [line items]
Provisions										89.9						€ 89.9		zł 421.0
Increase in existing provisions										50.6	zł 236.8
Spain
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds										101.0		91.0	89.0
Actuarial gains and losses on defined benefit pension plans										€ (295.0)		€ (37.0)	€ 84.0
Annual discount rate										3.80%		0.90%				3.80%	3.80%	3.80%
Spain | Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Annual discount rate							0.60%			3.80%		0.90%	0.60%			3.80%	3.80%	3.80%
Cumulative annual CPI growth							1.00%			2.00%		1.00%	1.00%			2.00%	2.00%	2.00%
Provisions							€ 1,881.0			€ 1,245.0		€ 1,709.0	€ 1,881.0			€ 1,245.0
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Annual discount rate							0.60%			3.80%		0.90%	0.60%			3.80%	3.80%	3.80%
Cumulative annual CPI growth							1.00%			2.00%		1.00%	1.00%			2.00%	2.00%	2.00%
Provisions							€ 1,695.0			€ 895.0		€ 1,188.0	€ 1,695.0			€ 895.0
Spain | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Spain | Discount rate actuarial assumptions | Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)										3.80%						3.80%	3.80%	3.80%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)										(3.60%)						(3.60%)	(3.60%)	(3.60%)
Spain | Discount rate actuarial assumptions | Other long term employee benefits
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)										1.04%						1.04%	1.04%	1.04%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)										(1.02%)						(1.02%)	(1.02%)	(1.02%)
Spain | Post-employment plans | Present value of defined benefit obligation
Disclosure of other provisions [line items]
Payments in respect of settlements						€ 166.0				€ 0.0		166.0	1,551.0
Effect of settlement						€ 38.0				8.0		61.0	372.0
United Kingdom
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds										77.0		89.0	91.0
Actuarial gains and losses on defined benefit pension plans										€ 857.0		€ (1,475.0)	€ 568.0
Annual discount rate							1.28%			4.88%		1.90%	1.28%			4.88%	4.88%	4.88%
Cumulative annual CPI growth							2.95%			3.11%		3.37%	2.95%			3.11%	3.11%	3.11%
United Kingdom | Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions							€ 449.0			€ 29.0		€ 44.0	€ 449.0			€ 29.0
United Kingdom | Regulatory framework-related provisions
Disclosure of other provisions [line items]
Additional provisions, other provisions										53.0
Provision used, other provisions										€ 70.0
United Kingdom | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)										7.05%						7.05%	7.05%	7.05%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)										(6.31%)						(6.31%)	(6.31%)	(6.31%)
United Kingdom | Inflation rate assumption
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)										(4.60%)						(4.60%)	(4.60%)	(4.60%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)										4.72%						4.72%	4.72%	4.72%
Other foreign subsidiaries
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds										€ 118.0		106.0	103.0
Actuarial gains and losses on defined benefit pension plans										(320.0)		(193.0)	(105.0)
Other foreign subsidiaries | Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions							1,646.0			1,118.0		1,432.0	1,646.0			€ 1,118.0
Other foreign subsidiaries | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions							56.0			€ 55.0		54.0	56.0			€ 55.0
Other foreign subsidiaries | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption										0.50%						0.50%	0.50%	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)										4.27%						4.27%	4.27%	4.27%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)										(3.95%)						(3.95%)	(3.95%)	(3.95%)
Other foreign subsidiaries | Present value of defined benefit obligation
Disclosure of other provisions [line items]
Effect of settlement										€ 3.0		3.0	5.0
Brazil
Disclosure of other provisions [line items]
Cumulative annual CPI growth										3.00%						3.00%	3.00%	3.00%
Brazil | Minimum
Disclosure of other provisions [line items]
Annual discount rate										9.44%						9.44%	9.44%	9.44%
Brazil | Maximum
Disclosure of other provisions [line items]
Annual discount rate										9.64%						9.64%	9.64%	9.64%
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Additional provisions, other provisions										€ 174.0
Provision used, other provisions										241.0
Provisions							€ 437.0			301.0		€ 328.0	€ 437.0			€ 301.0
Brazil | Provisions for other legal proceedings
Disclosure of other provisions [line items]
Additional provisions, other provisions										161.0
Provision used, other provisions										252.0
Poland | Regulatory framework-related provisions
Disclosure of other provisions [line items]
Additional provisions, other provisions										€ 161.0